Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation
S-K,
this section discusses the relationship between executive compensation and the
Company’s financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for each of the fiscal years ended December 31, 2021, 2022 and 2023. Note that for our NEOs other than our current and prior principal executive officers (each, a “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (4) ($)	Basic EPS (5) ($)
					Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) ($)
2023	868,648	1,063,033	1,125,031	1,161,345	129	94	179,722,000	2.75
2022	1,798,966	7,127	665,254	497,932	94	114	220,262,000	3.07
2021	1,271,138	1,246,717	614,262	561,101	122	126	368,837,000	3.24

(1)	Mr. Raifeld has served as our Chief Executive Officer since May 20, 2020, and the dollar amounts reported for our PEO for fiscal years 2021, 2022 and 2023 reflect amounts for Mr. Raifeld.
The dollar amounts reported for our
Non-PEO
NEOs for fiscal year 2021 reflect the amounts for Ms. Zhen, our only non-PEO
NEO for such fiscal years. The dollar amount reported for our non-PEO
NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Mr. Edwards. Mr. Edwards became an NEO on August 22, 2022 and the amount took into consideration only compensation paid by the registrant following such date. The dollar amounts reported for our
Non-PEO
NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen and Mr. Basso.

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2023	4,500,122	1,481,214	1,626,471	4,645,379
	2022	1,330,507	240,922	(93,721)	995,864
	2021	614,262	152,086	98,925	561,101

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2023	—	224,616	—	(30,231)	—	—	194,385
	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
Non-PEO NEOs	2023	1,598,631	32,602	—	(4,761)	—	—	1,626,471
	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925

(3)
The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the list fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The dollar amounts reported in this column represent the amount of net income (loss) previously disclosed in our consolidated audited financial statements for the applicable year, as required by Regulation
S-X.

(5)
While the Company uses a number of financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that basic earnings per share (EPS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	BasicEPS
Named Executive Officers, Footnote	The dollar amounts reported for our
Non-PEO
NEOs for fiscal year 2021 reflect the amounts for Ms. Zhen, our only non-PEO
NEO for such fiscal years. The dollar amount reported for our non-PEO
NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Mr. Edwards. Mr. Edwards became an NEO on August 22, 2022 and the amount took into consideration only compensation paid by the registrant following such date. The dollar amounts reported for our
Non-PEO
	NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen and Mr. Basso.
Peer Group Issuers, Footnote	The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the list fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax
	value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 868,648	$ 1,798,966	$ 1,271,138
PEO Actually Paid Compensation Amount	$ 1,063,033	7,127	1,246,717
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2023	4,500,122	1,481,214	1,626,471	4,645,379
	2022	1,330,507	240,922	(93,721)	995,864
	2021	614,262	152,086	98,925	561,101

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2023	—	224,616	—	(30,231)	—	—	194,385
	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
Non-PEO NEOs	2023	1,598,631	32,602	—	(4,761)	—	—	1,626,471
	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925

Non-PEO NEO Average Total Compensation Amount	$ 1,125,031	665,254	614,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,161,345	497,932	561,101
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Year	Summary Compensation Table Total ($) (a)	Reported Value of Equity Awards (a) ($) (b)	Equity Award Adjustment (b) ($) (c)	Compensation Actually Paid ($) (a – b + c)
Pavel Raifeld	2023	868,648	—	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2023	4,500,122	1,481,214	1,626,471	4,645,379
	2022	1,330,507	240,922	(93,721)	995,864
	2021	614,262	152,086	98,925	561,101

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year include the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2023	—	224,616	—	(30,231)	—	—	194,385
	2022	(340,558)	(435,147)	—	28,166	—	—	(747,539)
	2021	224,504	405,433	—	(74,028)	—	—	555,909
Non-PEO NEOs	2023	1,598,631	32,602	—	(4,761)	—	—	1,626,471
	2022	(89,766)	(44,131)	—	40,176	—	—	(93,721)
	2021	67,900	38,700	—	(7,675)	—	—	98,925

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The following list includes the financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2023. These measures are not ranked.

•	Basic EPS

•	Gross Revenue

•	Amount of Capital Allocation Activities

Total Shareholder Return Amount	$ 129	94	122
Peer Group Total Shareholder Return Amount	94	114	126
Net Income (Loss)	$ 179,722,000	$ 220,262,000	$ 368,837,000
Company Selected Measure Amount	2.75	3.07	3.24
PEO Name	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld
NonPEO NEO Average Total Compensation Amount	$ 4,500,122	$ 1,330,507
NonPEO NEO Average Compensation Actually Paid Amount	$ 4,645,379	995,864
Measure:: 1
Pay vs Performance Disclosure
Name	Basic EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Amount of Capital Allocation Activities
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,044,300	$ 580,330
PEO | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 194,385	(747,539)	555,909
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(340,558)	224,504
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,616	(435,147)	405,433
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,231)	28,166	(74,028)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,481,214	240,922	152,086
Non-PEO NEO | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,626,471	(93,721)	98,925
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,598,631	(89,766)	67,900
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,602	(44,131)	38,700
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,761)	$ 40,176	$ (7,675)